Portfolio of Investments
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Australia 6.4%
AGL Energy Ltd.	880,686	9,216,678
Aristocrat Leisure Ltd.	728,775	9,443,206
ASX Ltd.	162,820	7,642,885
BHP Group Ltd.	471,264	8,549,345
CIMIC Group Ltd.	332,784	4,713,315
CSL Ltd.	166,037	30,097,798
Fortescue Metals Group Ltd.	4,669,354	28,614,857
IDP Education Ltd.(a),(b)	447,152	3,487,548
Inghams Group Ltd.	1,200,179	2,405,115
Magellan Financial Group Ltd.	729,823	19,356,167
Regis Resources Ltd.	1,318,187	2,929,557
Santos Ltd.	4,606,425	9,460,470
Saracen Mineral Holdings Ltd.(c)	3,513,246	7,900,242
Technology One Ltd.	897,813	4,336,750
Total		148,153,933
Austria 0.2%
OMV AG	81,189	2,221,890
Raiffeisen Bank International AG	111,223	1,599,856
Total		3,821,746
Belgium 0.8%
Galapagos NV(c)	36,052	7,079,798
Proximus SADP	213,821	4,910,296
Warehouses De Pauw CVA(c)	274,621	7,838,914
Total		19,829,008
Denmark 4.6%
Coloplast A/S, Class B	269,603	39,099,559
Novo Nordisk A/S, Class B	1,145,176	68,385,436
Total		107,484,995
France 9.0%
BNP Paribas SA	291,502	8,510,465
Cie de Saint-Gobain	605,219	14,522,487
Elis SA	160,209	1,509,629
Faurecia SE	227,156	6,651,495
Hermes International	26,506	18,034,972
La Francaise des Jeux SAEM(c),(d)	127,887	3,240,118
Common Stocks (continued)
Issuer	Shares	Value ($)
Legrand SA	131,321	8,375,908
L’Oreal SA	104,607	27,073,419
Orange SA	949,535	11,496,452
Peugeot SA	1,014,598	13,209,331
Schneider Electric SE	553,434	46,777,833
STMicroelectronics NV	400,446	8,608,225
Total SA	1,095,152	41,264,011
Total		209,274,345
Germany 4.2%
Adidas AG	22,586	5,014,708
Allianz SE, Registered Shares	319,746	54,451,936
Continental AG	32,324	2,304,645
Dialog Semiconductor PLC(c)	82,878	2,154,248
Hugo Boss AG	273,602	6,848,821
MTU Aero Engines AG	74,698	10,801,095
SAP SE	91,344	10,198,367
Siemens Healthineers AG	179,517	6,939,504
Total		98,713,324
Hong Kong 3.9%
CK Hutchison Holdings Ltd.	1,159,000	7,724,920
Comba Telecom Systems Holdings Ltd.	12,020,000	4,756,078
Jardine Matheson Holdings Ltd.	140,900	7,091,770
Kerry Properties Ltd.	1,685,000	4,406,268
Sands China Ltd.	5,663,200	20,603,251
VTech Holdings Ltd.	613,700	4,419,237
WH Group Ltd.	39,984,000	36,905,592
Xinyi Glass Holdings Ltd.	5,380,000	6,143,231
Total		92,050,347
Ireland 0.2%
Bank of Ireland Group PLC	743,240	1,385,451
Fly Leasing Ltd., ADR(c)	312,219	2,198,022
Total		3,583,473
CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.2%
Banca Generali SpA	98,659	2,050,082
Enel SpA	6,321,550	43,605,065
Ferrari NV	73,966	11,393,344
Fiat Chrysler Automobiles NV	534,358	3,814,643
Poste Italiane SpA	1,647,137	13,863,683
Total		74,726,817
Japan 26.1%
Advantest Corp.	363,700	14,486,158
Asahi Group Holdings Ltd.	502,500	16,302,707
Brother Industries Ltd.	312,300	4,730,247
Chubu Electric Power Co., Inc.	529,800	7,477,166
Chugai Pharmaceutical Co., Ltd.	136,500	15,792,474
Dai-ichi Life Holdings, Inc.	2,690,300	31,947,667
Daito Trust Construction Co., Ltd.	101,500	9,425,644
Daiwa House Industry Co., Ltd.	1,886,400	46,607,903
Daiwa Office Investment Corp.	484	2,686,004
DIP Corp.	178,500	2,866,951
East Japan Railway Co.	396,100	29,973,044
FUJIFILM Holdings Corp.	341,500	16,828,970
Fukuoka Financial Group, Inc.	684,700	9,032,207
Gunma Bank Ltd. (The)	1,166,000	3,519,351
Hamamatsu Photonics KK	225,500	9,163,107
Japan Post Holdings Co., Ltd.	4,178,100	32,683,662
Kansai Electric Power Co., Inc. (The)	1,094,100	12,178,325
KDDI Corp.	430,600	12,719,318
Kureha Corp.	107,100	4,342,757
Mitsubishi Heavy Industries Ltd.	1,350,500	34,035,196
Mitsubishi UFJ Financial Group, Inc.	4,345,600	16,259,299
Nikkiso Co., Ltd.	310,400	2,290,019
Nintendo Co., Ltd.	42,300	16,440,048
Nitto Denko Corp.	54,700	2,429,719
Nomura Real Estate Holdings, Inc.	153,800	2,488,601
NTT DoCoMo, Inc.	2,202,300	68,872,760
Open House Co., Ltd.	254,200	5,230,737
Oracle Corp. Japan	86,100	7,509,897
ORIX Corp.	1,883,400	22,470,215
Otsuka Corp.	175,000	7,460,343
Rengo Co., Ltd.	595,200	4,626,583
Common Stocks (continued)
Issuer	Shares	Value ($)
Seven & I Holdings Co., Ltd.	1,070,600	35,356,458
Shin-Etsu Chemical Co., Ltd.	400,900	39,403,346
Shionogi & Co., Ltd.	50,100	2,467,900
Shizuoka Bank Ltd. (The)	409,700	2,487,577
Showa Denko KK	366,900	7,527,365
Sumitomo Mitsui Financial Group, Inc.	431,000	10,470,453
Sumitomo Mitsui Trust Holdings, Inc.	231,000	6,636,668
Sumitomo Realty & Development Co., Ltd.	217,100	5,301,115
Tokio Marine Holdings, Inc.	57,600	2,635,463
Tokyo Electron Ltd.	72,000	13,418,895
Tokyu Construction Co., Ltd.	492,100	2,584,540
West Japan Railway Co.	92,800	6,347,054
Total		607,513,913
Netherlands 6.9%
ArcelorMittal SA	164,897	1,556,702
ASML Holding NV	34,095	8,987,944
EXOR NV	203,889	10,508,265
Koninklijke Ahold Delhaize NV	653,335	15,220,456
NN Group NV	285,073	7,747,072
Royal Dutch Shell PLC, Class A	526,771	9,134,706
Signify NV	102,504	1,986,551
Teladoc Health, Inc.	64,183	6,530,096
Unilever NV	1,405,847	69,099,155
Wolters Kluwer NV	432,117	30,587,006
Total		161,357,953
Norway 0.5%
Aker BP ASA	345,309	4,331,409
Telenor ASA	466,324	6,815,662
Total		11,147,071
Singapore 1.1%
China Sunsine Chemical Holdings Ltd.	199,400	41,897
DBS Group Holdings Ltd.	823,500	10,745,152
Jardine Cycle & Carriage Ltd.	275,500	3,787,909
United Overseas Bank Ltd.	319,500	4,383,556
UOL Group Ltd.	1,242,300	5,699,586
Total		24,658,100

2	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.0%
Amadeus IT Group SA, Class A	162,589	7,652,877
Iberdrola SA	4,152,328	40,613,954
Industria de Diseno Textil SA	823,178	21,331,532
Total		69,598,363
Sweden 4.0%
Axfood AB	336,830	6,849,638
Essity AB, Class B	341,834	10,471,600
Evolution Gaming Group AB	317,825	10,775,813
Hennes & Mauritz	349,775	4,475,998
Skandinaviska Enskilda Banken AB, Class A	2,024,537	13,558,446
SKF AB, Class B	1,218,271	16,601,579
Swedish Match AB	314,606	17,812,884
Volvo AB, B Shares	1,152,900	13,703,294
Total		94,249,252
Switzerland 10.5%
Credit Suisse Group AG, Registered Shares(c)	805,466	6,501,202
Nestlé SA, Registered Shares	448,623	45,924,547
Novartis AG, Registered Shares	1,037,131	85,562,103
Partners Group Holding AG	20,273	13,880,230
Roche Holding AG, Genusschein Shares	286,666	92,232,499
Total		244,100,581
United Kingdom 11.8%
Anglo American PLC	715,477	12,537,743
Associated British Foods PLC	958,432	21,468,581
AstraZeneca PLC	91,313	8,135,888
Auto Trader Group PLC	1,784,033	9,640,550
Barclays Bank PLC	14,223,751	16,164,330
Compass Group PLC	433,746	6,757,812
Dunelm Group PLC	341,661	2,959,241
Endava PLC, ADR(c)	34,885	1,226,557
Evraz PLC	867,751	2,482,744
Ferguson PLC	218,263	13,495,741
Galiform PLC	1,300,623	8,181,818
Games Workshop Group PLC	164,249	8,725,176
GlaxoSmithKline PLC	661,587	12,414,131
HSBC Holdings PLC	991,257	5,564,690
Imperial Brands PLC	1,594,413	29,425,450
Common Stocks (continued)
Issuer	Shares	Value ($)
Investec PLC	791,393	1,474,337
JD Sports Fashion PLC	1,114,146	6,240,041
Lloyds Banking Group PLC	26,628,240	10,410,372
Melrose Industries PLC	5,880,686	6,534,824
National Grid PLC	748,307	8,743,428
Ninety One PLC(c)	395,696	849,793
Plus500 Ltd.	67,671	907,785
RELX PLC	424,416	9,058,073
Rio Tinto PLC	193,793	8,883,914
Royal Bank of Scotland Group PLC	5,347,895	7,374,081
Scottish & Southern Energy PLC	701,423	11,271,206
Softcat PLC	226,143	2,879,626
Spectris PLC	62,811	1,892,428
Spirent Communications PLC	168,032	434,122
Standard Chartered PLC	1,074,166	5,938,844
Tate & Lyle PLC	1,252,180	10,187,539
Taylor Wimpey PLC	1,245,292	1,791,926
Vistry Group PLC	851,810	6,071,583
Vodafone Group PLC	9,970,195	13,793,217
Total		273,917,591
Total Common Stocks (Cost $2,495,755,216)		2,244,180,812

Preferred Stocks 0.7%
Issuer	Shares	Value ($)
Germany 0.7%
Porsche Automobil Holding SE	161,562	6,753,358
Schaeffler AG	825,485	4,961,487
Volkswagen AG	33,547	3,864,499
Total		15,579,344
Total Preferred Stocks (Cost $30,173,159)		15,579,344

CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2020 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(e),(f)	17,415,042	17,406,335
Total Money Market Funds (Cost $17,410,392)		17,406,335
Total Investments in Securities (Cost $2,543,338,767)		2,277,166,491
Other Assets & Liabilities, Net		51,531,256
Net Assets		$2,328,697,747
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $3,487,548, which represents 0.15% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	Non-income producing investment.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $3,240,118, which represents 0.14% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	5,296,948	155,016,467	(142,898,373)	17,415,042	(11,030)	(3,660)	67,525	17,406,335
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2020